Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 5: Notes Payable

A summary of Notes Payable are as follows:

	September 30, 2018	December 31, 2017
Note payable dated August 22, 2016, bearing interest at 12% per annum, due November 22, 2016, past due at year end, paid in full July 2018	$-	$75,000

Note payable dated November 21, 2016, bearing interest at 12% per annum, due February 21, 2017, currently past due	89,529	90,000

Total notes payable	89,529	165,000
Less: current portion	89,529	165,000
Long term portion of notes payable	$-	$-

As of September 30, 2018 and December 31, 2017, accrued interest on these loans outstanding balances for $473 and $16,766, respectively.

A summary of Notes Payable are as follows:

	December 31, 2017	December 31, 2016
Note payable dated August 22, 2016, bearing interest at 12% per annum, due November 22, 2016, past due at year end, paid in full July 2018	$75,000	$75,000

Note payable dated November 21, 2016, bearing interest at 12% per annum, due February 21, 2017, currently past due	90,000	90,000

Note payable dated December 16, 2016, bearing interest at 19% per annum, due January 9, 2017	-	29,000

Note payable dated July 11, 2016 for $100,000, bearing interest at 19% per annum, due January 11, 2017	-	28,533

Line of credit established in 2014 with a maximum credit limit of $81,700, with interest up to 10%	-	44,651

Total notes payable	165,000	267,184
Less: current portion	165,000	267,184
Long term portion of notes payable	$-	$-

As of December 31, 2017, and December 31, 2016, accrued interest on these loan outstanding balances for $16,766 and $6,965 respectively.

In addition to the above, in 2016 the Company borrowed and re-paid two lenders a total of $250,000 and repaid a lender $37,500 that originally loaned funds in 2015.